The intangible assets rollforward is set forth below: (Details) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021		Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 5,220,102		R$ 4,908,079
Additions	(69,147)		(84,600)
Disposals	(6,263)		(2,330)
Business combination	1,064,088
Transfers	23,431		38,275
Exchange rate variation	12,834		360,678
Ending balance	6,245,045		5,220,102
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,153,032		5,584,526
Additions	138,649		168,947
Disposals	(13,528)		(55,621)
Business combination	1,064,088
Transfers	23,426		28,713
Exchange rate variation	16,416		426,467
Ending balance	7,382,083		6,153,032
Gross carrying amount [member] | Goodwill For Future Profitability [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,935,577		2,713,602
Additions
Disposals	(6,145)
Business combination	1,061,987		(6,970)
Transfers			228,945
Exchange rate variation	40,012
Ending balance	4,031,431		2,935,577
Gross carrying amount [member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,327,738		1,322,262
Additions
Disposals
Business combination	275
Transfers
Exchange rate variation	(21,752)		5,476
Ending balance	1,306,261		1,327,738
Gross carrying amount [member] | Non Compete Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	107,162		99,229
Additions	378		413
Disposals	(3,079)		(379)
Business combination
Transfers
Exchange rate variation	1,652		7,899
Ending balance	106,113		107,162
Gross carrying amount [member] | Outgrowers Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,328		14,604
Additions	197
Disposals			(9,276)
Business combination
Transfers
Exchange rate variation
Ending balance	5,525		5,328
Gross carrying amount [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,205		6,305
Additions
Disposals	(3,723)		(115)
Business combination
Transfers
Exchange rate variation	3		15
Ending balance	2,485		6,205
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,067,713		892,758
Additions
Disposals
Business combination
Transfers
Exchange rate variation	(3,161)		174,955
Ending balance	1,064,552		1,067,713
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	657,255		523,615
Additions	5,218		73,423
Disposals	(581)		(45,851)
Business combination	1,826
Transfers	143,434		97,117
Exchange rate variation	(324)		8,951
Ending balance	806,828		657,255
Gross carrying amount [member] | Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	46,054		12,151
Additions	132,856		95,111
Disposals
Business combination
Transfers	(120,008)		(61,434)
Exchange rate variation	(14)		226
Ending balance	58,888		46,054
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(932,930)		(676,447)
Additions	(207,796)		(253,547)
Disposals	7,265		53,291
Business combination
Transfers	5		9,562
Exchange rate variation	(3,582)		(65,789)
Ending balance	(1,137,038)		(932,930)
Accumulated depreciation and amortisation [member] | Non Compete Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(97,408)		(74,190)
Additions	(7,596)		(18,784)
Disposals	3,079		379
Business combination
Transfers
Exchange rate variation	(1,447)		(4,813)
Ending balance	R$ (103,372)		R$ (97,408)
[custom:PercentageOfAmortisationRatesIntangibleAssetsOtherThanGoodwill]	21.56%	[1]	23.41%	[2]
Accumulated depreciation and amortisation [member] | Outgrowers Relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ (4,695)		R$ (12,744)
Additions	(439)		(1,030)
Disposals			9,079
Business combination
Transfers
Exchange rate variation
Ending balance	R$ (5,134)		R$ (4,695)
[custom:PercentageOfAmortisationRatesIntangibleAssetsOtherThanGoodwill]	15.82%	[1]	12.75%	[2]
Accumulated depreciation and amortisation [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ (5,999)		R$ (5,626)
Additions	(18)		(476)
Disposals	3,723		115
Business combination
Transfers
Exchange rate variation	(1)		(12)
Ending balance	R$ (2,295)		R$ (5,999)
[custom:PercentageOfAmortisationRatesIntangibleAssetsOtherThanGoodwill]	10.00%	[1]	10.00%	[2]
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ (375,131)		R$ (242,263)
Additions	(59,525)		(79,969)
Disposals
Business combination
Transfers
Exchange rate variation	(2,236)		(52,899)
Ending balance	R$ (436,892)		R$ (375,131)
[custom:PercentageOfAmortisationRatesIntangibleAssetsOtherThanGoodwill]	7.39%	[1]	7.35%	[2]
Accumulated depreciation and amortisation [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ (449,697)		R$ (341,624)
Additions	(140,218)		(153,288)
Disposals	463		43,718
Business combination
Transfers	5		9,562
Exchange rate variation	102		(8,065)
Ending balance	R$ (589,345)		R$ (449,697)
[custom:PercentageOfAmortisationRatesIntangibleAssetsOtherThanGoodwill]	40.48%	[1]	34.22%	[2]

[1]	Weighted average annual rate.
[2]	Weighted average annual rate.